Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 97.5%

BRAZIL — 1.4%
MercadoLibre, Inc. *	6,530	$8,606,932

CANADA — 2.5%
Shopify, Inc., Class A *	328,029	15,725,710

CHINA — 16.8%
Alibaba Group Holding Ltd. *	925,252	11,718,775
BeiGene Ltd. ADR *	54,684	11,786,043
Contemporary Amperex Technology Co., Ltd., Class A	224,200	13,270,749
Meituan, Class B *	1,221,290	22,156,907
NIO, Inc. ADR *	643,034	6,758,287
PDD Holdings, Inc. ADR *	317,366	24,088,079
Tencent Holdings Ltd.	317,900	15,535,558
		105,314,398
FRANCE — 7.9%
Hermes International	9,821	19,890,050
Kering	45,861	29,921,009
		49,811,059
GERMANY — 2.1%
BioNTech SE ADR	107,619	13,406,099

INDIA — 2.3%
Housing Development Finance Corp., Ltd.	440,596	14,129,063

NETHERLANDS — 7.6%
Adyen NV *	12,018	19,149,827
ASML Holding NV	42,341	28,853,197
		48,003,024
SINGAPORE — 1.3%
Sea Ltd. ADR *	97,547	8,442,693

SOUTH KOREA — 2.0%
Coupang, Inc. *	774,685	12,394,960

UNITED STATES — 53.6%
Advanced Micro Devices, Inc. *	143,097	14,024,937
Affirm Holdings, Inc. *	156,372	1,762,312
Amazon.com, Inc. *	297,800	30,759,762
Atlassian Corp., Class A *	120,701	20,660,390
Carvana Co. *	190,863	1,868,549
Cloudflare, Inc., Class A *	215,481	13,286,558
Dexcom, Inc. *	215,345	25,018,782
Ginkgo Bioworks Holdings, Inc. *	1,685,681	2,241,956
Illumina, Inc. *	82,170	19,108,633
Intuitive Surgical, Inc. *	67,342	17,203,861
Moderna, Inc. *	189,084	29,039,521
Netflix, Inc. *	59,910	20,697,707
NVIDIA Corp.	142,440	39,565,559
ROBLOX Corp., Class A *	282,721	12,716,791
Samsara, Inc., Class A *	306,837	6,050,826
Spotify Technology SA *	102,075	13,639,261

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
Tesla, Inc. *	142,269	$29,515,127
Trade Desk, Inc. (The), Class A *	304,654	18,556,475
Workday, Inc., Class A *	79,704	16,462,064
Zoom Video Communications, Inc., Class A *	69,634	5,141,775
		337,320,846
TOTAL INVESTMENTS — 97.5% (cost $509,788,195)		$613,154,784
Other assets less liabilities — 2.5%		15,890,285
NET ASSETS — 100.0%		$629,045,069

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$438,529,649	$174,625,135	$—	$613,154,784
Total	$438,529,649	$174,625,135	$—	$613,154,784

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2022.